Restructuring And Other Initiatives (Summary Of The Charges And Settlements By Category Of Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 2.4	$ 5.5	$ 10.0
Additional charges		30.7	29.9
Amounts settled	(1.3)	(33.8)	(34.4)
Restructuring reserve, ending balance	1.1	2.4	5.5
Employee [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1.0	1.7	5.8
Additional charges		2.6	6.0
Amounts settled	(0.9)	(3.3)	(10.1)
Restructuring reserve, ending balance	0.1	1.0	1.7
Markdowns And Royalty Shortfalls [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance		0.2	1.6
Additional charges		2.7	3.1
Amounts settled	0.0	(2.9)	(4.5)
Restructuring reserve, ending balance			0.2
Facility [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1.4	3.3	1.3
Additional charges		0.1	11.4
Amounts settled	(0.4)	(2.0)	(9.4)
Restructuring reserve, ending balance	1.0	1.4	3.3
Other [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance		0.3	1.3
Additional charges		25.3	9.4
Amounts settled	0.0	(25.6)	(10.4)
Restructuring reserve, ending balance			0.3
Continuing Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1.5	5.3	10.0
Additional charges		5.9	21.9
Amounts settled	(0.4)	(9.7)	(26.6)
Restructuring reserve, ending balance	1.1	1.5	5.3
Discontinued Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0.9	0.2	0.0
Additional charges		24.8	8.0
Amounts settled	(0.9)	(24.1)	(7.8)
Restructuring reserve, ending balance	$ 0.0	$ 0.9	$ 0.2